LOSS PER SHARE	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
LOSS PER SHARE

9. LOSS PER SHARE

	For the Nine Months ended September 30,		For the Years ended December 31,
	2025	2024 (Unaudited)	2024	2023
Loss attributable to holders of ordinary shares (USD’000):
Net loss from continuing operations	(10,759)	(8,502)	(10,544)	(12,258)
Net gain from discontinued operations	-	-	-	10,233
Weighted average number of ordinary shares outstanding used in computing basic loss per share*	4,350,566	1,766,437	2,057,331	55,505
Weighted average number of ordinary shares outstanding used in computing diluted loss per share*	4,351,817	1,800,472	2,070,859	64,743
Loss per share - basic (USD)
- From continuing operations	(2.47)	(4.81)	(5.13)	(220.84)
- From discontinued operations	-	-	-	184.36
Loss per share - diluted (USD)
- From continuing operations**	(2.47)	(4.81)	(5.13)	(220.84)
- From discontinued operations	-	-	-	158.06

*	The number of shares reflected the 1-for-40 reverse split effective on April 3, 2025.
**	Earnings per share for basic and diluted weighted average shares outstanding from continuing operations are the same due to anti-dilutive feature resulting from the net loss from continuing operations for the year.

Warrants to purchase common stock are not included in the diluted loss per share calculations when their effect is antidilutive. For the nine months ended September 30, 2025 and 2024, about 1,252 and 34,036 potential shares of common stock related to outstanding warrants and stock options were excluded from the calculation of diluted net loss per share from continuing operations as such shares are antidilutive when there is a loss. There were 13,528 and 9,238 outstanding warrants and stock options were excluded from the calculation of diluted net loss per share as such shares are antidilutive for the years ended December 31, 2024 and 2023, respectively.